Exhibit 99.4

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax:+1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

HPA JV 2019 Property Holdco LLC HPA II Depositor LLC 120 S. Riverside Plaza, Suite 2000 Chicago, Illinois 60606	7 December 2021

Re:	Home Partners of America 2021-3 Trust (the “Issuing Entity”) Single-Family Rental Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by HPA JV 2019 Property Holdco LLC (“Property Holdco”), HPA II Depositor LLC (the “Depositor”), Morgan Stanley & Co. LLC (“Morgan Stanley”) and Citigroup Global Markets Inc. (“Citigroup,” together with Property Holdco, the Depositor and Morgan Stanley, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of single-family rental properties (the “Properties”) pledged to secure a loan (the “Loan”) relating to the Issuing Entity’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Property Holdco, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “HPA II 2021-3 Closing Tape Working_v5_External.xlsx” and the corresponding record layout and decode information, as applicable (the “Base Preliminary Data File”), that Property Holdco, on behalf of the Depositor, indicated contains information relating to certain single-family rental properties (the “Preliminary Properties”) as of 31 October 2021 (the “Property Cut-off Date”) that are expected to be representative of the Properties,

a. (continued)

ii.	Labeled “HPA II 2021-3 Closing Tape Working_v7_External.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File,” together with the Base Preliminary Data File, the “Provided Data Files”), that Property Holdco, on behalf of the Depositor, indicated contains information relating to Preliminary Properties as of the Property Cut-off Date,
iii.	Labeled “HPA II 2021-3 Closing Tape Working_v13_External.xlsx” and the corresponding record layout and decode information, as applicable (the “Data File”), that Property Holdco, on behalf of the Depositor, indicated contains information relating to the Properties as of the Property Cut-off Date,
iv.	Labeled “HPA 2021-3 BPO Flat File_Final version V5.xlsx” and the corresponding record layout and decode information, as applicable (the “BPO Support File”), that Property Holdco, on behalf of the Depositor, indicated contains certain information obtained from certain third-party vendors relating to each Property as of the Property Cut-off Date,
v.	Labeled “CapEx Hard Soft Mixed_HPA 2021-3_thru 10.31.21 V2.xlsx” and the corresponding record layout and decode information, as applicable (the “Cost Support File”), that Property Holdco, on behalf of the Depositor, indicated contains certain capital expenditure and closing cost information relating to each Property as of the Property Cut-off Date and
vi.	Labeled “HPA 2021-3_Rent Delinquency Tie Out_10.31.21_Final V2.xlsx” and the corresponding record layout and decode information, as applicable (the “Tenant Delinquency Support File,” together with the Cost Support File, the “Additional Source Files”), that Property Holdco, on behalf of the Depositor, indicated contains certain tenant bill date amount and tenant delinquent due date amount information relating to each Property as of the Property Cut-off Date,
b.	Imaged copies of the:
i.	Settlement statement or closing disclosure (collectively and as applicable, the “Settlement Statement”) and
ii.	Lease agreement, commencement date addendum, lease addendum, lease amendment, early termination of lease agreement, lease extension and rtp termination agreement and/or lease renewal (collectively and as applicable, the “Lease Agreement,” together with the Settlement Statement, the “Source Documents”)

that Property Holdco, on behalf of the Depositor, indicated relate to the Sample Properties (as defined in Attachment A), as applicable,

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Provided Data Files, which is shown on Exhibit 1 to Attachment A,

d.	The list of relevant characteristics (the “BPO Characteristics”) on the Data File, which is shown below:
i.	County,
ii.	Property address,
iii.	City,
iv.	State,
v.	Zip code,
vi.	MSA (metropolitan statistical area),
vii.	Property type,
viii.	Pool (yes/no),
ix.	Cut-off date value,
x.	Cut-off date value as-of date and
xi.	Current valuation type,
e.	The list of relevant characteristics (the “Compared Property Characteristics”) on the Data File, which is shown on Exhibit 2 to Attachment A, and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Provided Data Files and Data File are the “Subject Matter” as of the date of this report. We performed certain procedures on earlier versions of the Subject Matter (as applicable) and communicated any differences prior to being provided the final Subject Matter which was subjected to the procedures described below.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Provided Data Files, Data File, BPO Support File, Additional Source Files, Source Documents, Sample Characteristics, BPO Characteristics, Compared Property Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the BPO Support File, Additional Source Files, Source Documents or any other information provided to us, or that we were instructed to obtain, as applicable, by Property Holdco, on behalf of the Depositor, upon which we relied in forming our findings. We have not verified, and we make no representation as to, the accuracy, completeness, or reasonableness of any information related to the Loan. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Loan, Preliminary Properties or Properties, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Property Holdco, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report was not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the Properties,
iii.	Whether the originator(s) of the Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Loan or Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA . Independence requirements for agreed upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 December 2021

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by Property Holdco, on behalf of the Depositor, we randomly selected a sample of 718 Preliminary Properties (the “Sample Properties”) from the Base Preliminary Data File. For the purpose of this procedure, Property Holdco, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Properties or the methodology they instructed us to use to select the Sample Properties from the Base Preliminary Data File.

2.	For each Sample Property, we compared the acquisition month, day and year and purchase price Sample Characteristics (collectively, the “Purchase Sample Characteristics”) listed on Exhibit 1 to Attachment A, as shown on the Base Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by Property Holdco, on behalf of the Depositor, described in the notes on Exhibit 1 to Attachment A. The Source Documents that we were instructed by Property Holdco, on behalf of the Depositor, to use for each Purchase Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was found to be in agreement.

3.	For each single-family rental property on the Base Preliminary Data File and Preliminary Data File, we compared the information identifying each single-family rental property (each, a “Property ID”), as shown on the Base Preliminary Data File, to the corresponding Property ID, as shown on the Preliminary Data File, and noted that:
a.	All of the Preliminary Properties were included on both the Base Preliminary Data File and Preliminary Data File and
b.	No properties other than the Preliminary Properties were included on the Base Preliminary Data File or Preliminary Data File.

4.	For each Sample Property, we compared the lease start date, date of lease expiration, actual contractual rent (annual), future lease start date, date of future lease expiration, future actual contractual rent (annual) and section 8 status Sample Characteristics (collectively, the “Lease Sample Characteristics”) listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by Property Holdco, on behalf of the Depositor, described in the notes on Exhibit 1 to Attachment A. The Source Documents that we were instructed by Property Holdco, on behalf of the Depositor, to use for each Lease Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was found to be in agreement.

Attachment A Page 2 of 2

5.	For each single-family rental property on the Preliminary Data File and Data File, we compared the Property ID, as shown on the Preliminary Data File, to the corresponding Property ID, as shown on the Data File, and noted that:
a.	All of the Properties included on the Data File were included on the Preliminary Data File,
b.	Two of the Preliminary Properties included on the Preliminary Data File were not included on the Data File (the “Removed Preliminary Properties”) and
c.	None of the Removed Preliminary Properties were Sample Properties.

6.	For each Sample Property on the Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the applicable Provided Data File, to the corresponding information, as shown on the Data File. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was found to be in agreement.

7.	For each Property, we compared the BPO Characteristics, as shown on the Data File, to the corresponding information located on the BPO Support File. All such compared information was found to be in agreement.

8.	For each Property, we compared the Compared Property Characteristics listed on Exhibit 2 to Attachment A, as shown on the Data File, to the corresponding information located on the Additional Source Files, or to the corresponding information we recalculated using information on the Data File and/or Additional Source Files, as applicable, subject to the instructions, assumptions and methodologies provided by Property Holdco, on behalf of the Depositor, that are stated in the notes on Exhibit 2 to Attachment A. The Additional Source Files that we were instructed by Property Holdco, on behalf of the Depositor, to use for each Compared Property Characteristic are shown on Exhibit 2 to Attachment A. All such compared information was found to be in agreement.

Exhibit 1 to Attachment A Page 1 of 3

Sample Characteristics and Source Documents

Sample Characteristic	Source Document	Note(s)

Acquisition month, day and year	Settlement Statement
Purchase price	Settlement Statement and recalculation	i.
Lease start date	Lease Agreement	ii., iii.
Date of lease expiration	Lease Agreement	ii., iv.
Actual contractual rent (annual)	(a) Lease Agreement or (b) Lease Agreement and recalculation	ii., v.
Future lease start date	Lease Agreement	vi.
Date of future lease expiration	Lease Agreement	vi.
Future actual contractual rent (annual)	(a) Lease Agreement or (b) Lease Agreement and recalculation	vi., vii.
Section 8 status	Lease Agreement	viii.

Notes:

i.	For the purpose of comparing the purchase price Sample Characteristic for each Sample Property, Property Holdco, on behalf of the Depositor, instructed us to recalculate the purchase price as the difference between the:
(a)	Sum (as applicable) of the:
(1)	Contract sale price and
(2)	Personal property

and

(b)	Sum (as applicable) of the:
(1)	Repair credit,
(2)	Seller concession in lieu of repair,
(3)	Closing cost credit and
(4)	Broker concession,

all as shown on the Settlement Statement.

ii.	For the purpose of comparing the indicated Sample Characteristics for any Sample Property with a physical occupancy value of “Vacant,” as shown on the Provided Data File (each, a “Vacant Sample Property”), Property Holdco, on behalf of the Depositor, instructed us to note agreement with a value of “N/A” or “0,” as applicable, as shown on the Provided Data File.

For the purpose of comparing the indicated Sample Characteristics for any Sample Property that is not a Vacant Sample Property (each, an “Occupied Sample Property”), Property Holdco, on behalf of the Depositor, instructed us to use the Lease Agreement as the Source Document (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A Page 2 of 3

Notes: (continued)

iii.	For the purpose of comparing the lease start date Sample Characteristic for any Sample Property with a:
(a)	Month-to-month of “Yes,” as shown on the Provided Data File, and
(b)	Lease start date before the first day of the Property Cut-off Date month, as shown on the Lease Agreement,

Property Holdco, on behalf of the Depositor, instructed us to note agreement with the first day of the Property Cut-off Date month, as shown on the Provided Data File.

iv.	For the purpose of comparing the date of lease expiration Sample Characteristic for any Sample Property with a month-to-month of “Yes,” as shown on the Provided Data File, Property Holdco, on behalf of the Depositor, instructed us to note agreement with the Property Cut-off Date, as shown on the Provided Data File.

v.	For the purpose of comparing the actual contractual rent (annual) Sample Characteristic for any Occupied Sample Property that does not have the actual contractual rent (annual) specifically stated in the Lease Agreement, Property Holdco, on behalf of the Depositor, instructed us to recalculate the actual contractual rent (annual) by multiplying (a) the monthly actual contractual rent, as shown in the Lease Agreement, by (b) 12.

vi.	For the purpose of comparing the indicated Sample Characteristics for any Vacant Sample Property with a rented (y/n) value of “No,” as shown on the Provided Data File, and any Occupied Sample Property, Property Holdco, on behalf of the Depositor, instructed us to note agreement with a value of “N/A,” as shown on the Provided Data File.

For the purpose of comparing the indicated Sample Characteristics for any Vacant Sample Property with a rented (y/n) value of “Yes,” as shown on the Provided Data File (each, a “Future Occupied Sample Property”), Property Holdco, on behalf of the Depositor, instructed us to use the Lease Agreement as the Source Document (and in accordance with any other applicable note(s)).

vii.	For the purpose of comparing the future actual contractual rent (annual) Sample Characteristic for any Future Occupied Sample Property that does not have the future actual contractual rent (annual) specifically stated in the Lease Agreement, Property Holdco, on behalf of the Depositor, instructed us to recalculate the future actual contractual rent (annual) by multiplying (a) the monthly actual contractual rent, as shown in the Lease Agreement, by (b) 12.

Exhibit 1 to Attachment A Page 3 of 3

Notes: (continued)

viii.	For the purpose of comparing the section 8 status Sample Characteristic for any Vacant Sample Property, Property Holdco, on behalf of the Depositor, instructed us to note agreement with a value of “No,” as shown on the Provided Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Property Holdco, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A Page 1 of 3

Compared Property Characteristics

Compared Property Characteristic	Additional Source File or Recalculation	Note

Original length of lease (months)	Recalculation	i.
Underwritten annual net cash flow	Recalculation	ii.
Total capital expenditures	Cost Support File and recalculation	iii.
Closing cost	Cost Support File
Total cost (post-rehab)	Recalculation	iv.
Tenant delinquent- bill date	Tenant Delinquency Support File	v.
Tenant delinquent- due date	Tenant Delinquency Support File	vi.

Notes:

i.	For the purpose of comparing the original length of lease (months) Compared Property Characteristic for any Property with a physical occupancy value of “Vacant” and rented (y/n) value of “No,” both as shown on the Data File (each, a “Vacant Property”), Property Holdco, on behalf of the Depositor, instructed us to note agreement with a value of “N/A,” as shown on the Data File.

For the purpose of comparing the original length of lease (months) Compared Property Characteristic for any Property that is not a Vacant Property and with a physical occupancy value of “Occupied,” as shown on the Data File (each, an “Occupied Property”), Property Holdco, on behalf of the Depositor, instructed us to recalculate the original length of lease (months) by:

(a)	Calculating the difference in months between the date of lease expiration and lease start date, both as shown on the Data File, and
(b)	Adding one to the value calculated in (a) above if the day of the date of lease expiration is greater than or equal to the day of the lease start date, both as shown on the Data File.

For the purpose of comparing the original length of lease (months) Compared Property Characteristic for any Property that is not a Vacant Property or Occupied Property, Property Holdco, on behalf of the Depositor, instructed us to recalculate the original length of lease (months) by:

(a)	Calculating the difference in months between the date of future lease expiration and future lease start date, both as shown on the Data File, and
(b)	Adding one to the value calculated in (a) above if the day of the date of future lease expiration is greater than or equal to the day of the future lease start date, both as shown on the Data File.

Exhibit 2 to Attachment A Page 2 of 3

Notes: (continued)

ii.	For the purpose of comparing the underwritten annual net cash flow Compared Property Characteristic for each Property, Property Holdco, on behalf of the Depositor, instructed us to recalculate the underwritten annual net cash flow as the difference between the:
(a)	Sum of the:
(1)	Underwritten annual rent and
(2)	Underwritten annual other income

and

(b)	Sum of the:
(1)	Underwritten annual vacancy,
(2)	Underwritten annual repairs and maintenance,
(3)	Underwritten annual marketing and leasing costs,
(4)	Underwritten annual turnover costs,
(5)	Underwritten annual pool costs,
(6)	Underwritten annual property management fee,
(7)	Underwritten annual real estate taxes,
(8)	Underwritten annual HOA fees,
(9)	Underwritten annual insurance costs,
(10)	Underwritten other expenses and
(11)	Underwritten annual CapEx reserve,

all as shown on the Data File.

For the purpose of performing this procedure, Property Holdco, on behalf of the Depositor, instructed us to ignore differences of +/-$1 or less.

iii.	For the purpose of comparing the total capital expenditures Compared Property Characteristic for each Property, Property Holdco, on behalf of the Depositor, instructed us to recalculate the total capital expenditures as the sum of the:
(a)	Hard,
(b)	Mixed and
(c)	Soft,

all as shown on the Cost Support File.

iv.	For the purpose of comparing the total cost (post-rehab) Compared Property Characteristic for each Property, Property Holdco, on behalf of the Depositor, instructed us to recalculate the total cost (post-rehab) as the sum of the:
(a)	Purchase price,
(b)	Hard cost,
(c)	Mixed cost,
(d)	Closing cost and
(e)	Other cost,

all as shown on the Data File.

Exhibit 2 to Attachment A Page 3 of 3

Notes: (continued)

v.	For the purpose of comparing the tenant delinquent- bill date Compared Property Characteristic for each Property, Property Holdco, on behalf of the Depositor, instructed us to note agreement with a value of:
(a)	“No,” as shown on the Data File, if the amount due per bill date, as shown on the Tenant Delinquency Support File, is less than $500 or
(b)	“Yes,” as shown on the Data File, if the amount due per bill date, as shown on the Tenant Delinquency Support File, is greater than or equal to $500.

vi.	For the purpose of comparing the tenant delinquent- due date Compared Property Characteristic for each Property, Property Holdco, on behalf of the Depositor, instructed us to note agreement with a value of:
(a)	“No,” as shown on the Data File, if the amount due per due date, as shown on the Tenant Delinquency Support File, is less than $500 or
(b)	“Yes,” as shown on the Data File, if the amount due per due date, as shown on the Tenant Delinquency Support File, is greater than or equal to $500.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Property Holdco, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Differences

Property ID	Sample Characteristic	Provided Data File Value	Source Document Value

v32-1300	Purchase price	$395,000.00	$393,000.00

v41-0308	Purchase price	$295,000.00	$289,286.00

v46-1424	Acquisition month, day and year	6/15/2021	6/11/2021

Exhibit 4 to Attachment A

Sample Characteristic Differences

Between the Provided Data File(s) and Data File

Property ID	Sample Characteristic	Provided Data File Value	Data File Value

v32-1300	Purchase price	$395,000.00	$393,000.00

v41-0308	Purchase price	$295,000.00	$289,286.00

v46-1424	Acquisition month, day and year	6/15/2021	6/11/2021